Employee Benefit Plans (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of net periodic cost:
Service cost	$ 14,175	$ 6,523
Interest cost	26,669	26,170
Defined Benefit Pension Plan
Expected benefit payments for the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans
2015	17,148
2016	18,164
2017	19,820
2018	21,211
2019	22,753
2020 through 2024	144,889
Components of net periodic cost:
Service cost	12,851	4,952	$ 5,527
Interest cost	23,987	23,068	20,897
Expected return on plan assets	(28,345)	(29,288)	(24,499)
Amortization of unrecognized prior service cost	13	51	51
Amortization of loss from earlier periods	12,398	2,898	16,001
Net periodic cost	20,904	1,681	17,977
Post-Retirement Medical Plan
Expected benefit payments for the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans
2015	787
2016	805
2017	800
2018	880
2019	913
2020 through 2024	5,997
Components of net periodic cost:
Service cost	1,042	985	947
Interest cost	560	574	512
Amortization of unrecognized prior service cost	(1,640)	(1,706)	(1,650)
Amortization of loss from earlier periods	(511)	(450)	(348)
Net periodic cost	(549)	(597)	(539)
Supplemental Executive Retirement Plan
Expected benefit payments for the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans
2015	3,337
2016	3,320
2017	2,852
2018	2,535
2019	2,510
2020 through 2024	17,504
Components of net periodic cost:
Service cost	282	586	1,002
Interest cost	2,122	2,528	2,548
Amortization of unrecognized prior service cost	933	4,844	933
Amortization of loss from earlier periods	663	282	1,299
Settlement	0	1,857	0
Net periodic cost	$ 4,000	$ 10,097	$ 5,782